Common shares - Securities repurchase programs (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended		7 Months Ended	12 Months Ended
	May 31, 2023	Feb. 15, 2023	Apr. 30, 2023	Dec. 31, 2024	Nov. 09, 2023	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 01, 2023	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Purchase of treasury shares							$ 335,593	$ 489,680	$ 161,373
Repurchase / repayment of convertible notes							0	0	(83,968)
Gain on repurchase of convertible notes							$ 0	$ 0	481
Number of shares authorized (in shares)				49,923,042			49,923,042	53,107,765
Convertible Senior Notes Due 2025
Disclosure of classes of share capital [line items]
Aggregate principal amount notes issued											$ 200,000
Repurchase / repayment of convertible notes									$ 14,300
Common stock and Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)				175,000,000			175,000,000
Common stock
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)				150,000,000			150,000,000	150,000,000
Par value per share (in dollars per share)				$ 0.01			$ 0.01	$ 0.01
Number of shares outstanding (in shares)				49,923,042			49,923,042	53,107,765
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)				25,000,000			25,000,000
Par value per share (in dollars per share)				$ 0.01			$ 0.01
2022 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)					2,646,219
Common stock, par value (in dollars per share)				$ 69.53	$ 47.25	$ 78.16
2023 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase		$ 250,000								$ 250,000
Entity's shares acquired (in shares)	3,699,336	1,891,303	1,723,465	3,255,223		1,397,966
Common stock, par value (in dollars per share)	$ 47.54	$ 50.27	$ 54.37
Stock buyback program, remaining authorized amount				$ 173,700			$ 173,700
Additional amount authorized for purchase of treasury shares	250,000,000				250,000,000	400,000,000